Warrants (Details - Warrants issued with financing)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Pre Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	3,692,276
Exercise price | $ / shares	$ 0.001
Expiry date	Unlimited
Tradeable Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	4,102,200
Exercise price | $ / shares	$ 2.22	[1],[2]
Expiry date	February 2027
Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	3,603,604
Exercise price | $ / shares	$ 2.22
Expiry date	March 2027
April Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	9,725,690
Exercise price | $ / shares	$ 3.76
Expiry date	April 2027
May Pre Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	3,502,381
Exercise price | $ / shares	$ 0.001
Expiry date	Unlimited
May Investor Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants | shares	11,904,762
Exercise price | $ / shares	$ 0.59
Expiry date	November 2028

[1]	On October 12, 2023, the Company held a special meeting of the holders of its outstanding Tradeable Warrants in which a majority of the holders approved an amendment to the Warrant Agent Agreement to reduce the exercise price of the Tradeable Warrants to $0.11 per warrant. The amendment was executed on October 18, 2023.
[2]	The Tradeable Warrants had an initial exercise price of $4.25, subject to adjustment. Upon the closing of the Company's private placement on March 14, 2022, the exercise price of the Tradeable Warrants was reduced to $2.22, in accordance with the terms thereof.